Pensions and Other Post-Employment Benefit Plans - Schedule of Key Actuarial Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2017	Dec. 31, 2016
Russia [member]
Disclosure of fair value of plan assets [line items]
Discount rate	7.60%	8.50%
Inflation rates	4.40%	5.00%
Rate of compensation increase	5.40%	6.00%
Germany [member]
Disclosure of fair value of plan assets [line items]
Discount rate	1.80%	1.50%
Rate of compensation increase	4.00%	4.00%
Ukraine [member]
Disclosure of fair value of plan assets [line items]
Discount rate	10.10%	11.10%
Inflation rates	8.60%	8.60%
Rate of compensation increase	11.60%	11.60%
Austria [member]
Disclosure of fair value of plan assets [line items]
Discount rate	1.50%	1.50%
Rate of compensation increase	2.25%	2.25%